Cash Flow Items (Details) - Schedule of adjustment for other non-cash items within operating activities - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Adjustment For Other Non Cash Items Within Operating Activities Abstract
Impairment of investment in associate	$ 873
Equity loss of associate	207	221
Unrealized gain on convertible notes receivable	(25)	(104)
Accrued interest income on convertible notes receivable	(39)	(39)
Depreciation	84	85
Finance costs, net	72	110
Effects of exchange rate fluctuation on cash and cash equivalents	(3,216)	184
Total	$ (2,044)	$ 457